Shareholder Report, Holdings (Details)	May 31, 2026
American Funds® Developing World Growth and Income Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.61%
American Funds® Developing World Growth and Income Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.24%
American Funds® Developing World Growth and Income Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.32%
American Funds® Developing World Growth and Income Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.18%
American Funds® Developing World Growth and Income Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.95%
American Funds® Developing World Growth and Income Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
American Funds® Developing World Growth and Income Fund - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.13%
American Funds® Developing World Growth and Income Fund - Class A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
American Funds® Developing World Growth and Income Fund - Class A | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
American Funds® Developing World Growth and Income Fund - Class A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
American Funds® Developing World Growth and Income Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.61%
American Funds® Developing World Growth and Income Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.24%
American Funds® Developing World Growth and Income Fund - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.32%
American Funds® Developing World Growth and Income Fund - Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.18%
American Funds® Developing World Growth and Income Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.95%
American Funds® Developing World Growth and Income Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
American Funds® Developing World Growth and Income Fund - Class C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.13%
American Funds® Developing World Growth and Income Fund - Class C | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
American Funds® Developing World Growth and Income Fund - Class C | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
American Funds® Developing World Growth and Income Fund - Class C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
American Funds® Developing World Growth and Income Fund - Class T | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.61%
American Funds® Developing World Growth and Income Fund - Class T | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.24%
American Funds® Developing World Growth and Income Fund - Class T | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.32%
American Funds® Developing World Growth and Income Fund - Class T | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.18%
American Funds® Developing World Growth and Income Fund - Class T | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.95%
American Funds® Developing World Growth and Income Fund - Class T | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
American Funds® Developing World Growth and Income Fund - Class T | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.13%
American Funds® Developing World Growth and Income Fund - Class T | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
American Funds® Developing World Growth and Income Fund - Class T | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
American Funds® Developing World Growth and Income Fund - Class T | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
American Funds® Developing World Growth and Income Fund - Class F-1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.61%
American Funds® Developing World Growth and Income Fund - Class F-1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.24%
American Funds® Developing World Growth and Income Fund - Class F-1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.32%
American Funds® Developing World Growth and Income Fund - Class F-1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.18%
American Funds® Developing World Growth and Income Fund - Class F-1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.95%
American Funds® Developing World Growth and Income Fund - Class F-1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
American Funds® Developing World Growth and Income Fund - Class F-1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.13%
American Funds® Developing World Growth and Income Fund - Class F-1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
American Funds® Developing World Growth and Income Fund - Class F-1 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
American Funds® Developing World Growth and Income Fund - Class F-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
American Funds® Developing World Growth and Income Fund - Class F-2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.61%
American Funds® Developing World Growth and Income Fund - Class F-2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.24%
American Funds® Developing World Growth and Income Fund - Class F-2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.32%
American Funds® Developing World Growth and Income Fund - Class F-2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.18%
American Funds® Developing World Growth and Income Fund - Class F-2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.95%
American Funds® Developing World Growth and Income Fund - Class F-2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
American Funds® Developing World Growth and Income Fund - Class F-2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.13%
American Funds® Developing World Growth and Income Fund - Class F-2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
American Funds® Developing World Growth and Income Fund - Class F-2 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
American Funds® Developing World Growth and Income Fund - Class F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
American Funds® Developing World Growth and Income Fund - Class F-3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.61%
American Funds® Developing World Growth and Income Fund - Class F-3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.24%
American Funds® Developing World Growth and Income Fund - Class F-3 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.32%
American Funds® Developing World Growth and Income Fund - Class F-3 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.18%
American Funds® Developing World Growth and Income Fund - Class F-3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.95%
American Funds® Developing World Growth and Income Fund - Class F-3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
American Funds® Developing World Growth and Income Fund - Class F-3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.13%
American Funds® Developing World Growth and Income Fund - Class F-3 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
American Funds® Developing World Growth and Income Fund - Class F-3 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
American Funds® Developing World Growth and Income Fund - Class F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
American Funds® Developing World Growth and Income Fund - Class 529-A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.61%
American Funds® Developing World Growth and Income Fund - Class 529-A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.24%
American Funds® Developing World Growth and Income Fund - Class 529-A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.32%
American Funds® Developing World Growth and Income Fund - Class 529-A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.18%
American Funds® Developing World Growth and Income Fund - Class 529-A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.95%
American Funds® Developing World Growth and Income Fund - Class 529-A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
American Funds® Developing World Growth and Income Fund - Class 529-A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.13%
American Funds® Developing World Growth and Income Fund - Class 529-A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
American Funds® Developing World Growth and Income Fund - Class 529-A | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
American Funds® Developing World Growth and Income Fund - Class 529-A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
American Funds® Developing World Growth and Income Fund - Class 529-C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.61%
American Funds® Developing World Growth and Income Fund - Class 529-C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.24%
American Funds® Developing World Growth and Income Fund - Class 529-C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.32%
American Funds® Developing World Growth and Income Fund - Class 529-C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.18%
American Funds® Developing World Growth and Income Fund - Class 529-C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.95%
American Funds® Developing World Growth and Income Fund - Class 529-C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
American Funds® Developing World Growth and Income Fund - Class 529-C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.13%
American Funds® Developing World Growth and Income Fund - Class 529-C | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
American Funds® Developing World Growth and Income Fund - Class 529-C | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
American Funds® Developing World Growth and Income Fund - Class 529-C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
American Funds® Developing World Growth and Income Fund - Class 529-E | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.61%
American Funds® Developing World Growth and Income Fund - Class 529-E | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.24%
American Funds® Developing World Growth and Income Fund - Class 529-E | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.32%
American Funds® Developing World Growth and Income Fund - Class 529-E | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.18%
American Funds® Developing World Growth and Income Fund - Class 529-E | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.95%
American Funds® Developing World Growth and Income Fund - Class 529-E | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
American Funds® Developing World Growth and Income Fund - Class 529-E | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.13%
American Funds® Developing World Growth and Income Fund - Class 529-E | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
American Funds® Developing World Growth and Income Fund - Class 529-E | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
American Funds® Developing World Growth and Income Fund - Class 529-E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
American Funds® Developing World Growth and Income Fund - Class 529-T | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.61%
American Funds® Developing World Growth and Income Fund - Class 529-T | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.24%
American Funds® Developing World Growth and Income Fund - Class 529-T | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.32%
American Funds® Developing World Growth and Income Fund - Class 529-T | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.18%
American Funds® Developing World Growth and Income Fund - Class 529-T | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.95%
American Funds® Developing World Growth and Income Fund - Class 529-T | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
American Funds® Developing World Growth and Income Fund - Class 529-T | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.13%
American Funds® Developing World Growth and Income Fund - Class 529-T | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
American Funds® Developing World Growth and Income Fund - Class 529-T | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
American Funds® Developing World Growth and Income Fund - Class 529-T | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
American Funds® Developing World Growth and Income Fund - Class 529-F-1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.61%
American Funds® Developing World Growth and Income Fund - Class 529-F-1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.24%
American Funds® Developing World Growth and Income Fund - Class 529-F-1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.32%
American Funds® Developing World Growth and Income Fund - Class 529-F-1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.18%
American Funds® Developing World Growth and Income Fund - Class 529-F-1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.95%
American Funds® Developing World Growth and Income Fund - Class 529-F-1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
American Funds® Developing World Growth and Income Fund - Class 529-F-1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.13%
American Funds® Developing World Growth and Income Fund - Class 529-F-1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
American Funds® Developing World Growth and Income Fund - Class 529-F-1 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
American Funds® Developing World Growth and Income Fund - Class 529-F-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
American Funds® Developing World Growth and Income Fund - Class 529-F-2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.61%
American Funds® Developing World Growth and Income Fund - Class 529-F-2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.24%
American Funds® Developing World Growth and Income Fund - Class 529-F-2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.32%
American Funds® Developing World Growth and Income Fund - Class 529-F-2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.18%
American Funds® Developing World Growth and Income Fund - Class 529-F-2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.95%
American Funds® Developing World Growth and Income Fund - Class 529-F-2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
American Funds® Developing World Growth and Income Fund - Class 529-F-2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.13%
American Funds® Developing World Growth and Income Fund - Class 529-F-2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
American Funds® Developing World Growth and Income Fund - Class 529-F-2 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
American Funds® Developing World Growth and Income Fund - Class 529-F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
American Funds® Developing World Growth and Income Fund - Class 529-F-3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.61%
American Funds® Developing World Growth and Income Fund - Class 529-F-3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.24%
American Funds® Developing World Growth and Income Fund - Class 529-F-3 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.32%
American Funds® Developing World Growth and Income Fund - Class 529-F-3 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.18%
American Funds® Developing World Growth and Income Fund - Class 529-F-3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.95%
American Funds® Developing World Growth and Income Fund - Class 529-F-3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
American Funds® Developing World Growth and Income Fund - Class 529-F-3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.13%
American Funds® Developing World Growth and Income Fund - Class 529-F-3 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
American Funds® Developing World Growth and Income Fund - Class 529-F-3 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
American Funds® Developing World Growth and Income Fund - Class 529-F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
American Funds® Developing World Growth and Income Fund - Class R-1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.61%
American Funds® Developing World Growth and Income Fund - Class R-1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.24%
American Funds® Developing World Growth and Income Fund - Class R-1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.32%
American Funds® Developing World Growth and Income Fund - Class R-1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.18%
American Funds® Developing World Growth and Income Fund - Class R-1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.95%
American Funds® Developing World Growth and Income Fund - Class R-1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
American Funds® Developing World Growth and Income Fund - Class R-1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.13%
American Funds® Developing World Growth and Income Fund - Class R-1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
American Funds® Developing World Growth and Income Fund - Class R-1 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
American Funds® Developing World Growth and Income Fund - Class R-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
American Funds® Developing World Growth and Income Fund - Class R-2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.61%
American Funds® Developing World Growth and Income Fund - Class R-2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.24%
American Funds® Developing World Growth and Income Fund - Class R-2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.32%
American Funds® Developing World Growth and Income Fund - Class R-2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.18%
American Funds® Developing World Growth and Income Fund - Class R-2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.95%
American Funds® Developing World Growth and Income Fund - Class R-2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
American Funds® Developing World Growth and Income Fund - Class R-2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.13%
American Funds® Developing World Growth and Income Fund - Class R-2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
American Funds® Developing World Growth and Income Fund - Class R-2 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
American Funds® Developing World Growth and Income Fund - Class R-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
American Funds® Developing World Growth and Income Fund - Class R-2E | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.61%
American Funds® Developing World Growth and Income Fund - Class R-2E | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.24%
American Funds® Developing World Growth and Income Fund - Class R-2E | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.32%
American Funds® Developing World Growth and Income Fund - Class R-2E | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.18%
American Funds® Developing World Growth and Income Fund - Class R-2E | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.95%
American Funds® Developing World Growth and Income Fund - Class R-2E | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
American Funds® Developing World Growth and Income Fund - Class R-2E | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.13%
American Funds® Developing World Growth and Income Fund - Class R-2E | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
American Funds® Developing World Growth and Income Fund - Class R-2E | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
American Funds® Developing World Growth and Income Fund - Class R-2E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
American Funds® Developing World Growth and Income Fund - Class R-3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.61%
American Funds® Developing World Growth and Income Fund - Class R-3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.24%
American Funds® Developing World Growth and Income Fund - Class R-3 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.32%
American Funds® Developing World Growth and Income Fund - Class R-3 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.18%
American Funds® Developing World Growth and Income Fund - Class R-3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.95%
American Funds® Developing World Growth and Income Fund - Class R-3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
American Funds® Developing World Growth and Income Fund - Class R-3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.13%
American Funds® Developing World Growth and Income Fund - Class R-3 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
American Funds® Developing World Growth and Income Fund - Class R-3 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
American Funds® Developing World Growth and Income Fund - Class R-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
American Funds® Developing World Growth and Income Fund - Class R-4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.61%
American Funds® Developing World Growth and Income Fund - Class R-4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.24%
American Funds® Developing World Growth and Income Fund - Class R-4 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.32%
American Funds® Developing World Growth and Income Fund - Class R-4 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.18%
American Funds® Developing World Growth and Income Fund - Class R-4 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.95%
American Funds® Developing World Growth and Income Fund - Class R-4 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
American Funds® Developing World Growth and Income Fund - Class R-4 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.13%
American Funds® Developing World Growth and Income Fund - Class R-4 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
American Funds® Developing World Growth and Income Fund - Class R-4 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
American Funds® Developing World Growth and Income Fund - Class R-4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
American Funds® Developing World Growth and Income Fund - Class R-5E | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.61%
American Funds® Developing World Growth and Income Fund - Class R-5E | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.24%
American Funds® Developing World Growth and Income Fund - Class R-5E | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.32%
American Funds® Developing World Growth and Income Fund - Class R-5E | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.18%
American Funds® Developing World Growth and Income Fund - Class R-5E | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.95%
American Funds® Developing World Growth and Income Fund - Class R-5E | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
American Funds® Developing World Growth and Income Fund - Class R-5E | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.13%
American Funds® Developing World Growth and Income Fund - Class R-5E | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
American Funds® Developing World Growth and Income Fund - Class R-5E | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
American Funds® Developing World Growth and Income Fund - Class R-5E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
American Funds® Developing World Growth and Income Fund - Class R-5 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.61%
American Funds® Developing World Growth and Income Fund - Class R-5 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.24%
American Funds® Developing World Growth and Income Fund - Class R-5 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.32%
American Funds® Developing World Growth and Income Fund - Class R-5 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.18%
American Funds® Developing World Growth and Income Fund - Class R-5 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.95%
American Funds® Developing World Growth and Income Fund - Class R-5 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
American Funds® Developing World Growth and Income Fund - Class R-5 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.13%
American Funds® Developing World Growth and Income Fund - Class R-5 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
American Funds® Developing World Growth and Income Fund - Class R-5 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
American Funds® Developing World Growth and Income Fund - Class R-5 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
American Funds® Developing World Growth and Income Fund - Class R-6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.61%
American Funds® Developing World Growth and Income Fund - Class R-6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.24%
American Funds® Developing World Growth and Income Fund - Class R-6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.32%
American Funds® Developing World Growth and Income Fund - Class R-6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.18%
American Funds® Developing World Growth and Income Fund - Class R-6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.95%
American Funds® Developing World Growth and Income Fund - Class R-6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
American Funds® Developing World Growth and Income Fund - Class R-6 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.13%
American Funds® Developing World Growth and Income Fund - Class R-6 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
American Funds® Developing World Growth and Income Fund - Class R-6 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
American Funds® Developing World Growth and Income Fund - Class R-6 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%